Cash and Investments - Fixed Income Maturity Profile (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Significant unobservable inputs (Level 3)
Cash and Investments
Investments in first mortgage loans secured by real estate	$ 4,685.4	$ 2,500.7
Interest rate swaps | First mortgage loans
Cash and Investments
Notional amount	1,900.0	0.0
Interest rate risk | U.S. treasury bond forward contracts
Cash and Investments
Notional amount	292.8	183.7
Interest rate risk | Interest rate swaps
Cash and Investments
Notional amount	1,900.0	0.0
Bonds
Cash and Investments
Bonds with call features	8,766.5	5,933.7
Bonds with put features	85.5	30.9
Bonds with call and put features	464.5	427.7
Amortized cost	37,094.3	29,968.6
Fair value	$ 37,441.0	$ 29,001.2
Effective interest rate	5.30%	3.60%
Bonds | One year or less
Cash and Investments
Amortized cost	$ 7,780.5	$ 8,506.5
Fair value	7,545.6	8,192.5
Bonds | Due after 1 year through 3 years
Cash and Investments
Amortized cost	9,352.1	16,077.6
Fair value	9,420.5	15,686.2
Bonds | Due after 3 years through 5 years
Cash and Investments
Amortized cost	5,738.7	4,205.8
Fair value	5,861.1	4,116.6
Bonds | Due after 5 years through 10 years
Cash and Investments
Amortized cost	13,645.1	318.8
Fair value	14,047.3	291.1
Bonds | Due after 10 years
Cash and Investments
Amortized cost	577.9	859.9
Fair value	566.5	$ 714.8
Short-dated first mortgage loans | Due after 5 years through 10 years
Cash and Investments
Increase due to net purchases	2,261.5
Short-dated U.S. Treasury bonds | Not later than one year and later than one year and not later than three years
Cash and Investments
Decrease due to net sales of financial instruments	9,013.4
Corporate and other bonds | Not later than one year and later than one year and not later than three years
Cash and Investments
Decrease due to net sales of financial instruments	1,339.8
Corporate and other bonds | Due after 3 years through 5 years
Cash and Investments
Increase due to net purchases	1,415.8
Corporate and other bonds | Due after 3 years through 5 years | Gulf Insurance
Cash and Investments
Increase due to consolidation of Gulf Insurance's bond portfolio	452.8
Corporate and other bonds | Due after 5 years through 10 years
Cash and Investments
Increase due to net purchases	741.9
Other government bonds | Due after 5 years through 10 years
Cash and Investments
Increase due to net purchases	410.4
Other government and corporate and other bonds | Gulf Insurance
Cash and Investments
Increase due to consolidation of Gulf Insurance's bond portfolio	400.9
Other government and corporate and other bonds | Due after 5 years through 10 years | Gulf Insurance
Cash and Investments
Increase due to consolidation of Gulf Insurance's bond portfolio	282.6
U.S Treasury bonds | Due after 5 years through 10 years
Cash and Investments
Increase due to net purchases	11,670.1
U.S Treasury bonds | Between 5 to 7 years
Cash and Investments
Increase due to net purchases	11,479.2
Fair value	$ 11,868.0